Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2020	Jun. 30, 2019
Cash flows from operating activities:
Net loss	$ (2,018,412)	$ (2,383,214)	$ (4,993,350)	$ (5,576,377)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	12,198	11,810	20,222	21,980
Amortization of paid in kind common stock interest on convertible debt	96,874		81,456
Impairment of goodwill			139,754
Stock option based compensation for employees and board of directors	1,534,416	1,284,499	2,550,521	2,909,985
Issuance of common stock to vendors as compensation	51,000	30,000	101,499	252,936
Issuance of common stock to employees as compensation to satisfy contingent liability			91,755	157,383
Issuance of common stock for additional cost to satisfy contingent liability			39,311	73,718
Changes in operating assets and liabilities:
Accounts receivable	(188,907)	(155,449)	(86,805)	(16,558)
Prepaid expenses and other current assets	(16,452)	(122,683)	(52,058)	(228,199)
Deferred costs	(115,537)	88,260	14,164	26,185
Accounts payable	(45,275)	40,458	79,183	(43,011)
Accrued liabilities	(31,733)	(43,598)	(72,360)	31,944
Deferred revenue	(54,416)	131,299	62,433	251,379
Net cash used in operating activities	(776,244)	(1,118,618)	(2,024,275)	(2,138,635)
Cash flow from investing activities:
Purchases of equipment	(15,036)	(8,232)	(32,660)	(17,799)
Net cash used in investing activities	(15,036)	(8,232)	(32,660)	(17,799)
Cash flows from financing activities:
Proceeds from subscription receivable				25,000
Proceeds from Paycheck Protection Program (PPP) loan			548,885
Proceeds from convertible promissory notes		975,000	1,332,500
Proceeds from issuance of common equity to investors	225,705	0	7,000	2,010,366
Net cash provided by financing activities	225,705	975,000	1,888,385	2,035,366
Net change in cash and cash equivalents	(565,575)	(151,850)	(168,550)	(121,068)
Cash and cash equivalents, beginning of year	1,034,846	1,203,396	1,203,396	1,324,464
Cash and cash equivalents, end of period	469,271	1,051,546	1,034,846	1,203,396
Non-cash Investing and Financing activities:
Conversion of convertible promissory notes into common stock	65,000
Due to convertible debt noteholders, payable in common stock, for additional consideration upon investment		146,250
Subscriptions for convertible promissory notes unpaid		130,000
Common stock subscription receivable	12,770
Issuance of common stock for satisfaction of contingent liability			87,400	35,770
Common stock issued as additional consideration with convertible notes			173,771
Common stock issued for interest paid in kind on convertible notes			$ 257,894